Fair Value Measurements Fair Value Measurements (Details) (USD $)																			15 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Mar. 31, 2013 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2013 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Senior Notes [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2012 Weighted Average [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Issued During Period, Value, Other																			$ 32,008
Financing Receivable, Net	320,967,000	312,932,000	283,302,000	320,967,000	312,932,000	283,302,000	320,967,000	312,932,000	283,302,000	0	0	0	320,967,000	312,932,000	283,302,000
Senior Notes	416,747,000	416,491,000	415,546,000	416,747,000	416,491,000	415,546,000	467,500,000	463,250,000	419,688,000	467,500,000	463,250,000	419,688,000	0	0	0
Securitization Notes and Conduit Facility Net	278,928,000	256,302,000	250,895,000	278,928,000	256,302,000	250,895,000	291,788,000	270,392,000	265,038,000	291,788,000	270,392,000	265,038,000	0	0	0
Notes Payable	137,545,000	137,906,000	71,514,000	137,545,000	137,906,000	71,514,000	137,440,000	137,769,000	71,514,000	137,440,000	137,769,000	71,514,000	0	0	0
Total liabilities	$ 1,152,861,000	$ 1,091,607,000	$ 950,421,000	$ 833,220,000	$ 810,699,000	$ 737,955,000	$ 896,728,000	$ 871,411,000	$ 756,240,000	$ 896,728,000	$ 871,411,000	$ 756,240,000	$ 0	$ 0	$ 0
Fair Value Inputs, Quoted Price																110.0	109.0	98.75